Consolidated statements of comprehensive income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Of Comprehensive Income [Abstract]
Profit/(loss) for the year	€ 4,385	€ (24,906)	€ (33,680)
Items that will not be reclassified to profit or loss
Actuarial gains/(losses) on employees’ leaving entitlement	(627)	(212)	(615)
Total	(627)	(212)	(615)
Items that are or may be reclassified subsequently to profit or loss
Exchange rate differences on translation of foreign operations	4,037	(3,948)	586
Total	4,037	(3,948)	586
Other comprehensive income/(loss) for the year, net of tax	3,410	(4,160)	(29)
Total comprehensive income/(loss) for the year	7,795	(29,066)	(33,709)
Total comprehensive income/(loss) attributable to:
Owners of the Company	6,903	(28,782)	(33,421)
Non-controlling interests	€ 892	€ (284)	€ (288)